Equity-Settleable Convertible Notes - Schedule of Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure In Tabular Form Of Movement In Convertible Debt Instruments And The Related Derivative Instruments During The Period [Line Items]
Gain/Loss on change in fair value of convertible notes derivative	$ (2,416)
Host Component Of The Debt | Financial liabilities at amortised cost, category
Disclosure In Tabular Form Of Movement In Convertible Debt Instruments And The Related Derivative Instruments During The Period [Line Items]
Beginning balance	207,829	$ 187,223
Accrued Interest	27,837	25,134
Interest payment	(2,454)	(2,453)
Reclassification of short-term accrued interest to short-term liability	(2,075)	(2,075)
Ending balance	231,137	207,829
Convertible Note Derivative | Financial liabilities at fair value through profit or loss, category
Disclosure In Tabular Form Of Movement In Convertible Debt Instruments And The Related Derivative Instruments During The Period [Line Items]
Beginning balance	608	13,138
Gain/Loss on change in fair value of convertible notes derivative	2,416	(12,530)
Ending balance	3,024	608
Convertible Debt Including Derivative Component | Financial Liabilites At Amortized Cost And Financial Liabilites At Fair Value Through Profit Or Loss
Disclosure In Tabular Form Of Movement In Convertible Debt Instruments And The Related Derivative Instruments During The Period [Line Items]
Beginning balance	208,437	200,361
Gain/Loss on change in fair value of convertible notes derivative	2,416	(12,530)
Accrued Interest	27,837	25,134
Interest payment	(2,454)	(2,453)
Reclassification of short-term accrued interest to short-term liability	(2,075)	(2,075)
Ending balance	$ 234,161	$ 208,437